Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments
The following table presents the future minimum payments under noncancelable operating leases and other commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Office building leases	$1,692	$2,047	$2,136	$2,229	$456	$171	$8,731
Pipe and equipment purchase commitments (1)	1,455	—	—	—	—	—	1,455
Drilling rig commitments (2)	15,352	—	—	—	—	—	15,352
Total	$18,499	$2,047	$2,136	$2,229	$456	$171	$25,538
(1) Reflects commitments to purchase specified amounts of pipe and equipment.
(2) Reflects future minimum drilling fees including early termination fees as specified by the contract.